Financial Instruments / Risk Management - Additional Information (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Long-term financial debt		SFr 122,449,000	SFr 113,502,000
Listed price of warrants percentage	5.00%
Lower/higher of net loss	SFr 300,000
Warrant Liabilities		0
Fixed rate of preferred dividend deemed interest	6.00%
Level 2
Disclosure Of Financial Instruments [Line Items]
Fair value of financial debt issuance of preferred shares		115,700,000
Long-term financial debt		SFr 122,400,000